Income Taxes (Details) - Schedule of effective tax rate	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of effective tax rate [Abstract]
US Federal income tax rate	21.00%	21.00%	21.00%
Effect of foreign operations taxed at various rates	6.00%	0.00%	0.00%
State income taxes, net of federal benefit	3.00%	0.00%	0.00%
Reserves on Hong Kong share-based compensation tax benefits	11.50%	0.00%	0.00%
Excessive share-based Compensation tax benefits	(3.00%)	0.00%	0.00%
Non-deductible executives compensation	1.90%	0.00%	0.00%
Non-deductible impairment on digital assets	3.70%	0.00%	0.00%
Others	0.10%	0.00%	0.00%
Effect of change in valuation allowance	0.00%	(21.00%)	(21.00%)
Total	44.20%